Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations

7.Business Combinations

We did not complete any business combinations during 2016.

During 2015, we completed two business combinations of former franchisees within the Roto-Rooter segment for $6.6 million in cash to increase our market penetration in Pennsylvania and Nebraska.  The purchase price of these acquisitions was allocated as follows (in thousands):

.
Identifiable intangible assets	$213
Goodwill	5,944
Other assets and liabilities - net	457
$6,614

During 2014, we completed one business combination of a former franchisee within the Roto-Rooter segment for $250,000 in cash to increase our market penetration in Idaho.  The purchase price of this acquisition was allocated as follows (in thousands):

Identifiable intangible assets	$47
Goodwill	198
Other assets and liabilities - net	5
$250

The unaudited pro forma results of operations, assuming purchase business combinations completed in 2015 and 2014 were completed on January 1, 2014, do not materially impact the accompanying consolidated financial statements.  The results of operations of each of the above business combinations are included in our results of operations from the date of the respective acquisition.